OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Operating Lease, Lease Income
The components of operating lease income were as follows:

	Six Months Ended June 30,
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	2023	Phased period from January 27, 2022 to June 30, 2022(1)	Phased period from January 1, 2022 to June 30, 2022(1)
Operating lease income	171,616	49,564	37,506
Variable lease income / (expense) (1)	1,623	258	(217)
Total operating lease income	173,239	49,822	37,289
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.